Income Tax (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Components of income before income tax
(Loss) income from continuing operations	$ (565,448)	$ 262,752
Net loss from discontinued operations	(301,280)
(Loss) income before Income tax	(237,909)	567,998
Income tax	327,539	305,246
Effective tax rate	(61.00%)	54.00%
United States [Member]
Components of income before income tax
(Loss) income from continuing operations	(861,245)
Net loss from discontinued operations	(301,280)
(Loss) income before Income tax	(1,162,525)
Income tax
Effective tax rate
Australia [Member]
Components of income before income tax
(Loss) income from continuing operations	623,336	567,998
Net loss from discontinued operations
(Loss) income before Income tax	623,336	567,998
Income tax	$ 327,539	$ 305,246
Effective tax rate	53.00%	54.00%